Deferred income tax - Reconciliation of tax expense and the accounting profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
Profit (loss) before income tax	$ 124,429	$ 101,129	$ (58,099)
Profit (loss) from discontinued operations before income tax	478,547	(387,604)	(66,810)
Profit (loss) from discontinued operations before income tax	564,708	(429,018)	(66,810)
Profit (loss) before income tax	689,137	(327,889)	(124,909)
Theoretical income tax benefit (expense)	(203,295)	96,727	36,848
Investment in associate available for sale	83,192	(83,192)	(21,305)
Share in the results of associates and joint ventures	52,000	70,933	18,497
Effect of translation into U.S. dollars	20,153	(895)	(31,853)
Foreign exchange difference of permanent items	(14,051)	(9,001)	(10,524)
Non - deductible expenses	(13,144)	2,048	(14,310)
Non-deductible work-in-process write - off	(4,839)	0	0
Income tax from previous years	(1,982)	0	0
Mining royalties and special mining tax	(837)	(3,253)	1,273
Non-deductible deferred tax for striping cost	0	(1,130)	(2,342)
Income tax income (expense)	(82,803)	72,237	(23,716)
Mining Royalties and Special Mining Tax	(3,399)	(7,152)	(1,714)
Total income tax	(86,202)	65,085	(25,430)
Income tax from continuing operations	(41)	23,671	(25,430)
Income tax from discontinued operations	(86,161)	41,414	0
Total income tax benefit (expense)	$ (86,202)	$ 65,085	$ (25,430)